Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Inventories [Abstract]
Wireless devices and accessories	$ 202	$ 179	$ 179
Merchandise and other	230	201	224
Total inventory	432	380	$ 403
Inventory recognized in cost of revenues	$ 2,980	$ 2,689